Leases - Summary of Detailed Information About Future Minimum Rental Receivables Under Non-Cancellable Operating Leases (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	¥ 37,730	$ 5,968	¥ 51,108
Within 1 Year [member] | Related parties [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	598	95	902
Within 1 Year [member] | Joint ventures [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	1,425	225	2,590
Within 1 Year [member] | Third parties [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	5,573	882	5,058
After 1 Year but within 5 years [member] | Related parties [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	2,358	373	0
After 1 Year but within 5 years [member] | Joint ventures [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	5,698	901	10,720
After 1 Year but within 5 years [member] | Third parties [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	7,240	1,145	13,305
More than 5 years [member] | Joint ventures [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	10,566	1,671	14,141
More than 5 years [member] | Third parties [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	¥ 4,272	$ 676	¥ 4,392